Significant Accounting Policies - Schedule of Weighted Average Number of Ordinary Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Loss for the year	$ 11,814,515	$ 457,541	$ 2,675,372
Less: Loss attributed to preferred shares			31,950
Loss for the year attributable to ordinary shareholders	$ 11,814,515	$ 457,541	$ 2,643,422
Weighted average number of ordinary shares outstanding attributable to ordinary shareholders	92,024,188	70,869,924	68,587,261